CONSTRUCTION IN PROGRESS	12 Months Ended
Jun. 30, 2022
Construction In Progress
CONSTRUCTION IN PROGRESS

NOTE 10. CONSTRUCTION IN PROGRESS

During the period ending June 30, 2022, the Company incurred costs of $782,816 towards the construction of a building at the University of Newcastle. The Australian government reimbursed the Company 50% of the incurred costs. Therefore, the Company deducted the total cost incurred by the amount of grant proceeds received to arrive at the carrying amount of CIP as of June 30, 2022.

The following table summarizes the amount of CIP recorded in the Consolidated Balance Sheets:

	June 30, 2022	June 30, 2021
Investments in construction in progress	$782,816	$—
Less: 50% contributed under government grant	(391,408)	—
Carrying amount	$391,408	$—